Annual Total Returns [BarChart] - AZL T. Rowe Price Capital Appreciation Fund - AZL T. Rowe Price Capital Appreciation Fund Class 1	Apr. 30, 2021
Bar Chart Table:
Annual Return 2011	(4.20%)
Annual Return 2012	12.32%
Annual Return 2013	29.94%
Annual Return 2014	11.77%
Annual Return 2015	5.07%
Annual Return 2016	7.84%
Annual Return 2017	15.04%
Annual Return 2018	0.38%
Annual Return 2019	24.38%
Annual Return 2020	17.48%